13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30,2001

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      November 13, 2001

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	89
Form 13F Information Table Value Total: 	$356,673

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AvalonBay Cmnty 8.5% PFD C cal PFD              053484200     1843    73361 SH       SOLE                    73361
Chase Manhattan Bank prA 8.1%  PFD              161637202      538    21429 SH       SOLE                    21429
Citigroup Capital I 8% call 10 PFD              17305f201     2238    89124 SH       SOLE                    89124
Equity Office 8.98% PFD        PFD              294741202     2048    80453 SH       SOLE                    80453
HSBC Bank Plc Series C 9.125%  PFD              44328m815     2970   115338 SH       SOLE                   115338
IAC Capital Trust A 8.25% 12/3 PFD              44919e206     6517   260663 SH       SOLE                   260663
MCI Capital I A WCOM 8% 6/30/2 PFD              55267y206     5169   210987 SH       SOLE                   210987
TCI Communications I 8.72% due PFD              872285200      741    30184 SH       SOLE                    30184
ARV Assisted Living Inc        COM              00204c107       20    12000 SH       SOLE                    12000
AT&T Corp - Liberty Media - A  COM LIB GRP A    001957208     9243   727798 SH       SOLE                   727798
Abbott Laboratories            COM              002824100      247     4762 SH       SOLE                     4762
American International Group   COM              026874107      229     2931 SH       SOLE                     2931
Amgen Inc.                     COM              031162100    10278   174886 SH       SOLE                   174886
AOL Time Warner                COM              00184a105     9734   294064 SH       SOLE                   294064
BP Plc Spon Adr                SPONSORED ADR    055622104      229     4660 SH       SOLE                     4660
Bank of America Corp           COM              060505104      350     5993 SH       SOLE                     5993
Baxter International Inc.      COM              071813109     1833    33301 SH       SOLE                    33301
Berkshire Hathaway CL A        CL A             084670108     1260       18 SH       SOLE                       18
Bristol-Myers Squibb Co        COM              110122108      803    14456 SH       SOLE                    14456
Broadcom Corp-CL A             CL A             111320107      753    37101 SH       SOLE                    37101
Burlington Resources           COM              122014103     8914   260555 SH       SOLE                   260555
Cardinal Health Inc            COM              14149y108      266     3593 SH       SOLE                     3593
Celestica Inc                  COM              15101q108     4295   157331 SH       SOLE                   157331
Chevron Corp.                  COM              166751107      342     4030 SH       SOLE                     4030
Cisco Systems Inc.             COM              17275r102     8909   731461 SH       SOLE                   731461
Citigroup Inc                  COM              172967101    16205   400132 SH       SOLE                   400132
Citrix Systems Inc             COM              177376100      339    17102 SH       SOLE                    17102
Coca Cola                      COM              191216100      205     4385 SH       SOLE                     4385
Communication Intelligence     COM              20338k106       42    60000 SH       SOLE                    60000
Costco Companies Inc           COM              22160k105     9998   281148 SH       SOLE                   281148
El Paso Energy                 COM              283905107      214     5160 SH       SOLE                     5160
EMC Corp.                      COM              268648102     4146   352811 SH       SOLE                   351811
Enterasys Networks Inc         COM              293637104      385    59699 SH       SOLE                    59699
Exelon Corporation             COM              300691102      919    20606 SH       SOLE                    20606
Exxon Corp                     COM              30231g102      973    24706 SH       SOLE                    24706
Fannie Mae                     COM              313586109     1177    14702 SH       SOLE                    14702
Freddie Mac                    COM              313586109    12672   194961 SH       SOLE                   194961
General Electric Company       COM              369604103     3510    94365 SH       SOLE                    94365
Global Crossing Ltd            COM              g3921a100     1368   759759 SH       SOLE                   759759
Goldman Sachs Group Inc        COM              38141g104     8494   119053 SH       SOLE                   119053
Halliburton Company            COM              406216101     7244   321248 SH       SOLE                   321248
Home Depot Inc                 COM              437076102    13522   352421 SH       SOLE                   352421
Household International        COM              441815107     7798   138304 SH       SOLE                   138304
IndyMac Bancorp Inc.           COM              456607100      747    27560 SH       SOLE                    27560
Int'l Business Machines Corp   COM              459200101     1517    16435 SH       SOLE                    16435
Intel Corp.                    COM              458140100     1382    67627 SH       SOLE                    67627
JP Morgan Chase & Co           COM              46625h100    12017   351879 SH       SOLE                   351879
Johnson & Johnson              COM              478160104      843    15217 SH       SOLE                    15217
Kimberly Clark                 COM              494368103      283     4558 SH       SOLE                     4558
Kroger Co                      COM              501044101    13247   537624 SH       SOLE                   537624
Leap Wireless Intl Inc         COM              521863100      231    14744 SH       SOLE                    14744
Loral Space & Comm Ltd         COM              g56462107      148   114006 SH       SOLE                   114006
Merck & Company Inc.           COM              589331107      514     7725 SH       SOLE                     7725
Microchip Technology           COM              595017104     1197    44677 SH       SOLE                    44677
Microsoft Corp.                COM              594918104     1923    37572 SH       SOLE                    37572
Morgan Stanley Dean Witter Dis COM              617446448      263     5669 SH       SOLE                     5669
NASDAQ 100 Shares              UNIT SER 1       631100104      927    32000 SH       SOLE                    32000
Nextwave Telecom Inc Cl B      CL B             65332m103     5658   608334 SH       SOLE                   608334
Nokia Corp Spon ADR            SPONSORED ADR    654902204     1168    74611 SH       SOLE                    74611
Oracle Corp                    COM              68389x105     7498   595996 SH       SOLE                   595996
Orthallaince Inc               COM              687913103       42    16350 SH       SOLE                    16350
Pacific Mercantile Bancorp     COM              694552100      158    25000 SH       SOLE                    25000
Pepsico Inc                    COM              713448108    16229   334613 SH       SOLE                   334613
Pfizer Inc.                    COM              717081103    12916   322090 SH       SOLE                   322090
Pharmacia                      COM              71713u102    11548   284715 SH       SOLE                   284715
Philip Morris Companies Inc.   COM              718154107      498    10306 SH       SOLE                    10306
ProBusiness Services Inc       COM              742674104      148    10000 SH       SOLE                    10000
Providian Corp                 COM              74406A102      366    18152 SH       SOLE                    18152
Proctor & Gamble               COM              742718109      361     4962 SH       SOLE                     4962
Qualcomm Inc                   COM              747525103    28850   606861 SH       SOLE                   606861
Qwest Communications Intl      COM              749121109     5702   341414 SH       SOLE                   341414
Riverstone Networks Inc        COM              769320102      140    26743 SH       SOLE                    26743
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103     1055    10106 SH       SOLE                    10106
S B C Communications           COM              78387g103      724    15370 SH       SOLE                    15370
Schering-Plough                COM              806605101      274     7391 SH       SOLE                     7391
Sempra Energy                  COM              816851109      250    10096 SH       SOLE                    10096
Sprint PCS Group               COM              852061506    10901   414661 SH       SOLE                   414661
Sun Microsystems Inc.          COM              866810104     4829   583905 SH       SOLE                   583905
Target Corporation             COM              239753106    12050   379543 SH       SOLE                   379543
Texco Inc                      COM              881694103     1130    17383 SH       SOLE                    17383
Texas Instruments Inc          COM              882508104     2716   108736 SH       SOLE                   108736
The Charles Schwab Corp.       COM              808513105      157    13636 SH       SOLE                    13636
Tyco Int'l Ltd NEW             COM              902124106    13180   289672 SH       SOLE                   289672
Van Kampen Merritt American    SH BEN INT       920919107      138    10044 SH       SOLE                    10044
Verizon Communications         COM              92343v104      403     7447 SH       SOLE                     7447
Washington Mutual Inc          COM              939322103    12213   317398 SH       SOLE                   317398
Wells Fargo & Company          COM              949746101      390     8778 SH       SOLE                     8778
WorldCom Inc - MCI Group       MCI GROUP COM    98157d304      360    23621 SH       SOLE                    23621
Xilinx Inc                     COM              983919101      402    17084 SH       SOLE                    17084